INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
FVOCI securities	$ 0	$ 0	$ (8)
Net investment hedges	10	(1)	2
Cash flow hedges	(2)	(18)	43
Pension plan actuarial changes	0	0	(4)
Total tax expense (recovery) in other comprehensive income	$ 8	$ (19)	$ 33